INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Inventory [Line Items]
Raw materials	$ 11,203	$ 10,700
Finished products	18,266	17,575
Inventory, Net	$ 29,469	$ 28,275